Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Critical accounting estimates and assumptions
Cash and cash equivalents	$ 333,203	$ 293,823	$ 515,589	$ 514,078